Insurance Contract Liabilities - Provision for life policy benefits (Details) - Insurance contracts, Gross $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Provision for life policy benefits
Provision for life policy benefits - January 1	$ 0.0
Acquisition of subsidiary	2,638.5
New business and renewals	78.1
Surrenders, lapses, maturities and deaths	(121.0)
Foreign exchange effect and other	(109.6)
Provision for life policy benefits - December 31	$ 2,486.0